Bank Loans (Tables)	6 Months Ended
Sep. 30, 2025
Bank Loans [Abstract]
Schedule of Long-Term and Short-Term Bank Loans

Long-term and short-term bank loans are as follows:

	As of
	March 31, 2025	September 30, 2025	September 30, 2025
	S$	S$	US$
Total bank loans	3,234,199	3,652,326	2,831,261
Less: current portion of bank loans	(400,016)	(655,215)	(507,919)
Long-term bank loans	2,834,183	2,997,111	2,323,342

Schedule of Bank Loans Comprised

Bank loans comprised of the following:

Loan	Principal amount		Maturity date	Interest Rate	Repayment method	March 31, 2025	September 30, 2025	September 30, 2025
						S$	S$	US$
Mortgage loan I	S$	3,270,400	July 31, 2030	Fixed at 1.68% for first 2 years. Subsequent years- 1.30% to 2.00% over the applicable 3-month Compounded Singapore Overnight Rate Average (“SORA”)	Monthly repayment	1,188,377	1,098,208	851,324
Mortgage loan II	S$	1,062,500	May 31, 2036	1.30% to 2.00% over the applicable 3-month SORA	Monthly repayment	670,829	650,835	504,523
Mortgage loan III	S$	887,000	March 31, 2031	1.30% to 2.00% over the applicable 3-month SORA	Monthly repayment	565,504	523,950	406,163
Mortgage loan IV	S$	907,000	August 31, 2036	1.30% to 2.00% over the applicable 3-month SORA	Monthly repayment	595,455	574,486	445,338
Mortgage loan V	S$	1,311,000	March 21, 2040	Fixed at 3.00% for first 2 years Subsequent years 3.00% over the applicable 3-month Compounded Singapore Overnight Rate Average (“SORA”)	Monthly repayment	131,219	258,857	200,665
Term loan I	S$	960,000	August 31, 2036	1.30% to 2.00% over the applicable 3-month SORA	Monthly repayment	66,617	64,271	49,822
Term loan II	S$	200,000	August 31, 2036	1.30% to 2.00% over the applicable 3-month SORA	Monthly repayment	16,198	15,628	12,114
Term loan III	S$	350,000	March 21, 2030	Prevailing 3-month Cost of Funds plus 1.50%	Monthly repayment	—	334,311	259,156
Trust receipts	S$	1,000,000	November 26, 2025	Prevailing Cost of Funds plus 1.50%	Upon 90 to 120 days	—	131,780	102,156
Total bank loans						3,234,199	3,652,326	2,831,261